Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consist of the following:

	December 31, 2025	December 31, 2024

Leasehold improvement	$-	$243,347
Vehicle	67,503	25,735
Office equipment	28,652	136,446
Electronic equipment	53,177	38,394
Less: Accumulated depreciation	121,769	301,960
Subtotal	27,563	141,962
Less: property and equipment, net from discontinued operations	-	4,356
Property and equipment, net	$27,563	$137,606